TRADE RECEIVABLES - Disclosure of changes in provision for credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables [abstract]
Balance	$ 3,779	$ 1,866
Amounts provided against profit or loss in respect of receivables for which the provision for loss is measured over the entire life of the receivable balance	4,015	1,913
Balance	$ 7,794	$ 3,779